Related Party Transactions - Schedule of Related Parties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Shanghai Xiyan Enterprise Management Center [Member]
Schedule of Related Parties [Line Items]
Related parties - Nature	Non-controlling shareholder of the Company’s subsidiary	Non-controlling shareholder of the Company’s subsidiary
Amount due from related parties - Nature	Deposit, Prepaid rent fee	Deposit, Prepaid rent fee
Amount due from related parties			¥ 45
General and administrative expense — Lease expense			126
Shanghai Diyi [Member]
Schedule of Related Parties [Line Items]
Related parties - Nature	Equity investee of the Company	Equity investee of the Company
Amount due from related parties - Nature	Accounts receivable	Accounts receivable
Amount due from related parties	¥ 244		757	34
Net Revenues — Related Party	231	$ 32	2,634
Cost of revenues — Related Party	¥ 185	$ 26	972
Shanghai Diyi [Member] | Advance from Customer [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties - Nature	Advance from Customer	Advance from Customer
Amount due to related parties			7
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	244		802	34
Amount due to related parties			¥ 7